Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Predecessor [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common Class A [Member]
Temporary equity, shares subject to possible redemption (in shares)	13,598,898
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000
Common Class A [Member] | Predecessor [Member]
Temporary equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares subject to possible redemption (in shares)	13,598,898	13,598,898
Temporary equity, redemption value per share (in dollars per share)	$ 10.20	$ 10.20
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000
Common stock, shares outstanding (in shares)	3,399,724
Common Class B [Member] | Predecessor [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	3,399,724	3,399,724
Common stock, shares outstanding (in shares)	3,399,724	3,399,724